INCOME TAX EXPENSE AND DEFERRED TAXES	12 Months Ended
Dec. 31, 2020
INCOME TAX EXPENSE AND DEFERRED TAXES
INCOME TAX EXPENSE AND DEFERRED TAXES

10 – INCOME TAX EXPENSE AND DEFERRED TAXES

10.1        Income tax expense

The current and deferred income tax expenses are detailed as follows:

Details	12.31.2020	12.31.2019	12.31.2018
	ThCh$	ThCh$	ThCh$
Current income tax expense	55,522,189	35,439,707	38,313,980
Current tax adjustment previous period	(735,907)	713,992	312,403
Foreign dividends tax withholding expense	6,987,142	4,534,145	7,364,213
Other current tax expense (income)	(47,569)	(425,958)	474,105
Current income tax expense	61,725,855	40,261,886	46,464,701
Expense (income) for the creation and reversal of temporary differences of deferred tax and others	(6,820,456)	20,905,005	9,100,154
Expense (income) for deferred taxes	(6,820,456)	20,905,005	9,100,154
Total income tax expense	54,905,399	61,166,891	55,564,855

The distribution of national and foreign tax expenditure is as follows:

Income taxes	12.31.2019	12.31.2018	12.31.2018
	ThCh$	ThCh$	ThCh$
Current taxes
Foreign	(39,128,690)	(24,315,576)	(24,442,984)
National	(22,597,165)	(15,946,310)	(22,021,717)
Current tax expense	(61,725,855)	(40,261,886)	(46,464,701)

Deferred taxes
Foreign	7,280,487	(24,012,798)	(9,121,332)
National	(460,031)	3,107,793	21,178
Deferred tax expense	6,820,456	(20,905,005)	(9,100,154)
Income tax expense	(54,905,399)	(61,166,891)	(55,564,855)

The reconciliation of the tax expense using the statutory rate with the tax expense using the effective rate is as follows:

Reconciliation of effective rate	12.31.2020	12.31.2019	12.31.2018
	ThCh$	ThCh$	ThCh$
Net income before taxes	178,022,719	236,413,116	153,015,601
Tax expense at legal rate (27.0%)	(48,066,134)	(63,831,541)	(41,314,212)
Effect of a different tax rate in other jurisdictions	1,032,950	(3,471,705)	967,671

Permanent differences:
Non-taxable revenues	(2,417,582)	9,507,807	12,522,541
Non-deductible expenses	(6,007,898)	(4,664,045)	(11,141,237)
Reversal of tax provision	113,747	(3,316,278)	(295,632)
Effect of monetary tax restatement Chilean companies	(5,936,464)	5,199,589	2,566,163
Foreign subsidiaries tax withholding expense and other legal tax debits and credits	6,375,982	(590,718)	(18,870,149)
Adjustments to tax expense	(7,872,215)	6,136,355	(15,218,314)

Tax expense at effective rate	(54,905,399)	(61,166,891)	(55,564,855)
Effective rate	30.8%	25.9%	36.3%

The applicable income tax rates in each of the jurisdictions where the Company operates are the following:

	Rate
Country	2020	2019	2018
Chile	27.0%	27.0%	27.0%
Brazil	34.0%	34.0%	34.0%
Argentina	30.0%	30.0%	30.0%
Paraguay	10.0%	10.0%	10.0%

10.2        Deferred income taxes

The net cumulative balances of temporary differences that give rise to deferred tax assets and liabilities are detailed as follows:

	12.31.2020		12.31.2019
Temporary differences	Assets	Liabilities	Assets	Liabilities
	CLP (000’s)	CLP (000’s)	CLP (000’s)	CLP (000’s)
Property, plant and equipment	5,421,466	39,544,960	5,445,810	51,414,971
Obsolescence provision	1,340,235	—	1,588,563	—
ICMS exclusion credit	—	17,679,221	—	25,651,794
Employee benefits	4,475,497	18,300	5,418,561	12,157
Post-employment benefits	150,027	101,339	148,853	787,576
Tax loss carry forwards (1)	6,423,820	—	7,607,813	—
Tax goodwill Brazil	2,080,987	—	10,341,033	—
Contingency provision	24,103,234	—	34,109,458	—
Foreign Exchange differences (2)	8,116,713	—	9,284,450	—
Allowance for doubtful accounts	915,562	—	756,895	—
Assets and liabilities for placement of bonds	378,901	2,377,870	390,163	1,187,649
Lease liabilities	1,528,990	—	2,242,439	—
Inventories	469,416	—	447,192	—
Distribution rights	—	144,151,661	—	163,107,412
Hedging derivatives	—	—	—	—
Others	3,785,655	7,060,830	—	3,705,078
Subtotal	59,190,503	210,934,181	77,781,230	245,866,637
Total assets and liabilities net	1,925,869	153,669,547	1,364,340	169,449,747
(1)	Tax losses mainly associated with the subsidiary Embotelladora Andina Chile S.A. Tax losses have no expiration date in Chile
(2)

Corresponds to differed taxes for exchange rate differences generated on the translation of debt expressed in foreign currency in the subsidiary Rio de Janeiro Refrescos Ltda. and which for tax purposes are recognized in Brazil then incurred.

The movement in deferred income tax accounts is as follows:

Movement	12.31.2020	12.31.2019	12.31.2018
	ThCh$	ThCh$	ThCh$
Opening Balance	168,085,407	145,245,948	121,991,585
Increase (decrease) in deferred tax	4,411,619	20,905,005	11,303,016
Increase (decrease) due to foreign currency translation (*)	(20,753,348)	1,934,454	11,951,347
Total movements	(16,341,729)	22,839,459	23,254,363
Ending balance	151,743,678	168,085,407	145,245,948

(*)    Includes IAS 29 effect, due to inflation in Argentina

(1)